Business Acquisition - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Jun. 30, 2023 employee	Oct. 28, 2022 employee	Apr. 01, 2022 employee
Barton Willmore LLP
Disclosure of detailed information about business combination [line items]
Number of employees | employee				300
L2P
Disclosure of detailed information about business combination [line items]
Number of employees | employee			40
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Goodwill and intangible assets expected to be deductible for tax purposes | $	$ 111.9
Provisions | $	21.6
Gross revenue earned | $	$ 68.3
Environmental Systems Design, Inc.
Disclosure of detailed information about business combination [line items]
Number of employees | employee		300